SCHWAB STRATEGIC TRUST

Schwab® U.S. Equity ETFs

Schwab® U.S. Mid-Cap ETF

Schwab® U.S. Small-Cap ETF

Schwab® U.S. Dividend Equity ETF

Supplement dated March 11, 2019 to the currently effective

Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective March 11, 2019, the management fees of Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF have been reduced, as follows:

	Current Management Fee	New Management Fee

Schwab U.S. Mid-Cap ETF	0.05%	0.04%

Schwab U.S. Small-Cap ETF	0.05%	0.04%

Schwab U.S. Dividend Equity ETF	0.07%	0.06%

Accordingly, the following changes to the Prospectus and SAI are effective March 11, 2019:

1.	Prospectus

a.	Schwab U.S. Mid-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund Fees and Expenses” section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.04

Other expenses	None

Total annual fund operating expenses[1]	0.04

[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years

$4	$13	$23	$51

b.	Schwab U.S. Small-Cap ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund Fees and Expenses” section on page 19 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.04

Other expenses	None

Total annual fund operating expenses[1]	0.04

[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years

$4	$13	$23	$51

c.	Schwab U.S. Dividend Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund Fees and Expenses” section on page 23 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.06

Other expenses	None

Total annual fund operating expenses[1]	0.06

[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years

$6	$19	$34	$77

2.	SAI

a.	Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF

The table following the third paragraph under the “Advisory Agreement” header in the “Investment Advisory and Other Services” section on page 32 of the SAI is revised to reflect the reduction of the management fee applicable to Schwab U.S. Mid-Cap ETF from 0.05% to 0.04%, Schwab U.S. Small-Cap ETF from 0.05% to 0.04% and Schwab U.S. Dividend Equity ETF from 0.07% to 0.06%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG106375-00 (03/19)

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